Restricted cash and cash and bank balances - Purpose of Consolidated Statement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted cash and cash and bank balances
Cash and cash equivalents	¥ 39,289	¥ 44,384	¥ 154,490	¥ 101,886
Cash and cash equivalents	¥ 39,289	¥ 44,384	¥ 154,490